Income tax	12 Months Ended
Dec. 31, 2022
Income tax
Income tax	Income tax
Items reported for income taxes include a reasonable estimate of the impact of the material aspects of the Swedish tax rate reduction which was signed into law on June 14, 2018, on the deferred tax assets and liabilities. Swedish tax rules reduced the corporate income tax from 21.4% to 20.6% from January 1, 2021. The major components of income tax benefit (expense) for the periods ended December 31, 2022, 2021, 2020 are as follows:

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Current tax:
Current tax on profit for the year	$(1,570)	$(308)	$(1,231)
Deferred income tax
(Decrease)/increase in deferred tax assets	2,726	5,324	54
Decrease/(increase) in deferred tax liabilities	1,400	3,190	1,656
Total deferred tax expense/(benefit)	4,126	8,514	1,710
Income tax (expense)/benefit	$2,556	$8,206	$479

A reconciliation between reported tax expense for each period and the theoretical tax expense that would arise when applying statutory tax rate in Sweden, 20.6% in 2022 and 2021 and 21.4% in 2020, on the Company loss before taxes, is shown in the table below:

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Loss before tax	$(15,407)	$(46,545)	$(7,259)
Income tax calculated according to tax rate in Sweden 20.6% 2022, 2021 / 21. 4% 2020	3,174	9,588	1,553
Tax effects from:
Non-deductible costs	(29)	(1,542)	(1,143)
Previously unrecognized tax losses used to reduce current tax expenses	—	184	70
Differences in overseas tax rates	40	(24)	(22)
Adjustments in respect of income tax of previous years	(275)	—	—
Other	(354)	—	21
Income tax	$2,556	$8,206	$479
Deferred tax balances

Deferred tax assets and liabilities of the Company are shown in the table below:

Deferred tax assets	Lease Liabilities	Tax losses	Other	Total
	Amounts in thousands USD
Balance as of January 1, 2020	$10	$—	$—	$10
Recognized in the statement of comprehensive income	54	—	—	54
Net to deferred tax liability	(31)	—	—	(31)
Exchange differences	4	—	—	4
Balance as of December 31, 2020	$37	$—	$—	$37
Recognized in the statement of comprehensive income	113	4,935	276	5,324
Recognized in statement of Equity	—	3,825	—	3,825
Exchange differences	(6)	(223)	134	(95)
Balance as of December 31, 2021	$144	$8,537	$410	$9,091
Recognized in the statement of comprehensive income	83	743	1,899	2,725
Recognized in statement of Equity	—	—	266	266
Exchange differences	(18)	(1,136)	(82)	(1,236)
Balance as of December 31, 2022	$209	$8,144	$2,493	$10,846

Deferred tax liabilities	Deferred tax on untaxed reserves	Intangibles & Inventory Valuation	Other Temporary Differences	Total
	amounts in thousands USD
Balance as of January 1, 2020	$895	$29,283	$167	$30,345
Purchase Price Allocation	—	503	—	503
Recognized in the statement of comprehensive income	135	(2,173)	382	(1,656)
Net from deferred tax asset	—	—	(31)	(31)
Exchange differences	140	3,868	24	4,032
Balance as of December 31, 2020	$1,170	$31,481	$542	$33,193
Recognized in the statement of comprehensive income	(1,116)	(2,206)	133	(3,189)
Exchange differences	(54)	(2,864)	6	(2,912)
Balance as of December 31, 2021	$—	$26,411	$681	$27,092
Recognized in the statement of comprehensive income	—	(1,859)	459	(1,400)
Exchange differences	—	(3,480)	(16)	(3,496)
Balance as of December 31, 2022	$—	$21,072	$1,124	$22,196

The Group has tax losses that arose in Sweden of $40,683 thousand (2021: $43,611 thousand) that are available indefinitely for offsetting against future taxable profits of the entities in which the losses arose. It also has tax losses related to interest expense deductions that arose in Sweden of $14,924 thousand (2021: $17,608 thousand) that are available for up to 6 years for offsetting against future taxable profits of the entities in which the deduction arose. The year on year movement on tax losses related to interest expense deductions is solely related to changes in foreign exchange.

Based on management's projections regarding future taxable profits, the Group has recognized deferred tax assets for the former but not for the latter because it is not currently probable that the entities in which the loss arose will be able to generate sufficient taxable profits before these entities taxable deduction offsets expire after 6 years. Furthermore, these taxable deductions are not available to other group entities where profits are expected to arise. In evaluating the probability of realizing the deferred tax assets, the Company considered all available positive and negative evidence of future taxable income, including past operating results and forecasted market growth and earnings. During 2022, a gross movement of $1,755 thousand (2021 $9,054 thousand) was recorded in the deferred tax asset with a net impact of $2,725 thousand (2021 $5,324 thousand) on the annual results. If the Company were able to recognize all unrecognized deferred tax assets, net profit would increase by $3,074 thousand (2021: $3,627 thousand).